CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - Acquisitions During Period $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents acquired	$ 80
Total cash consideration paid	$ 55